UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2021

Item 1. Reports to Stockholders.

(a)

Fulcrum Diversified Absolute Return Fund

INSTITUTIONAL CLASS (FARIX)

SUPER INSTITUTIONAL CLASS (FARYX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2021

DISCUSSION OF FUND PERFORMANCE

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment July 1st 2021 to December 31st 2021

After a very strong first half of 2021, global markets experienced a temporary wobble in July, driven by three primary factors: a deceleration of US growth, weaker data from China, and an acceleration of Delta variant cases. This caused several broad-based but short-lived sell-offs in risk assets over the summer and a flight to the safety of government bonds. Even as inflation expectations, equity and commodity markets recovered, government bond yields stayed close to their recent lows.

But these gains were short lived as in September investors grappled with the prospect of default from China’s second largest property developer, continued supply disruptions across the globe and a growing energy crisis in Europe and China. The combination of events raised fears of both rising inflation and falling growth, otherwise known as stagflation. Against this backdrop, both equities1 and government bonds2 declined in unison, finishing the third quarter close to flat (+0.2% and +0.1% respectively).

Acknowledging the persistence and pervasive nature of inflation, some central banks acted pre-emptively by increasing rates in Q3, with many others warning of a less transitory nature than they had initially anticipated.

Entering the fourth quarter, the impact of supply bottlenecks, high inflation and elevated energy prices continued to dominate markets for much of the time, but most risk assets trended higher. Towards the end of November, however, the emergence of a new Covid-19 variant, Omicron, sparked a risk-off mood across equities, commodities, and credit markets. Concurrently, US Fed Chair Powell’s acknowledgement that inflation might not be as “transitory” as initially expected led markets to price in faster than previously expected rises in interest rates.

Towards the middle of December, markets looked beyond the Federal Reserve’s hawkish pivot, the more transmissible – but more benign – Omicron variant, and a pairing back of US fiscal support after the Build Back Better program failed to pass through Congress.

Overall, global equity markets3 had a strong final quarter (+16.8%), topping off a stellar year especially for US Equities4 (+10.6% in Q4-21 and +28.7% for the calendar year). Whilst 2021 ended with global aggregate fixed income markets2 (in developed countries) posting a negative return of -1.4% in US Dollar terms, which translates into an 8% loss in purchasing power terms of fixed income investments after adjusting for US inflation. Elsewhere, global commodities5 finished the year on a high (+27.1%), with oil6 flying high (+50.1%) whilst gold7 offered little protection finishing the year down (-3.6%).

The past decade has experienced favourable returns for many 60/40 balanced portfolios, driven largely by macroeconomic fundamentals supported by central bank policies, but as we have recovered from the pandemic the further acceleration in returns has not been fully justified by macro fundamentals. We view the current environment is particularly unfavourable for bonds, with inflation looming large and central banks under increasing political pressure to control inflation, and therefore role of bonds as a defensive asset within portfolios should not be taken for granted.

Fund Performance For the fiscal year ended December 31st 2021

From July 1, 2021 to December 31, 2021, Fulcrum Diversified Absolute Return Institutional Class shares returned -1.94%.

The second half of 2021 was more challenging for the fund, as the Delta wave and worries about the Chinese real estate sector both impacted markets more than we had initially anticipated, even if they ultimately did not derail the growth or inflation story.

The Fund’s performance in the second half of the year was driven by our directional macro equity strategy, with particularly strong contributions from North American equities and Climate Change aligned equities.

Relative value strategies accounted for the bulk of the losses, as pro-cyclical positions were hurt over the summer and defensive positions such as precious metals provided little offset. Equity thematic, commodity and volatility strategies were nonetheless all positive contributors.

Diversifying strategies contributed positively to the portfolio, with a broad-based contribution across all sub-strategies, whilst hedging detracted.

Overall, the macroeconomic landscape remains fluid and data-driven as the world continues to emerge from the Covid shock and policy makers adjust policy accordingly. Our focus on diversification remains high, with investment ideas diversified by asset class, time horizon and strategy. This broad and flexible approach is one that enables us to seek to deliver returns in the broadest range of market environments. We believe the low expected returns for both stocks and bonds at these valuations make our flexible style of investing more attractive on a relative basis.

1 S&P 500 Index measures the US equity performance based on changes in the aggregate market value of 500 stocks representing all major industries (Ticker: SPX Index).

2 Barclays Global Aggregate Bond Index (USD Hedged): The Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. (Ticker: LEGATRUH Index).

3 The MSCI ACWI Index is a free-float weighted equity index. It is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 25 emerging markets. (Ticker: MXWD Index).

4 S&P 500 Total Return Index which is calculated intraday by S&P based on the price changes and reinvested dividends of SPX Index. (Ticker: SPXT Index).

5 Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index (Ticker: BCOM). This combines the returns of the BCOM with the returns on cash collateral invested in 13 weeks (3 Month) U.S. Treasury Bills. (Ticker: BCOMTR Index)

6 Represented by the Brent Crude Future (Ticker: C01 Comdty).

7 Represented by the Gold Spot Price. Gold spot price is quoted as US Dollars per Troy Ounce. (Ticker: XAU Curncy)

It is not possible to invest directly in an index.

Opinions expressed are those of Fulcrum Asset Management LLP and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Diversification does not assure a profit nor protect against loss in a declining market.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund

Expense Example (Unaudited)

December 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

				Expenses Paid
	Beginning	Ending	Annualized	During the
	Account Value	Account Value	Expense Ratio	Period (1)

Institutional Class
Actual Fund Return	$1,000.00	$980.60	1.14%	$5.69
Hypothetical 5% Return	$1,000.00	$1,019.46	1.14%	$5.80

Super Institutional Class
Actual Fund Return	$1,000.00	$980.60	1.14%	$5.69
Hypothetical 5% Return	$1,000.00	$1,019.46	1.14%	$5.80

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund

Consolidated Allocation of Portfolio Holdings (Unaudited)

By Market Exposure of Cash settled instruments, Futures, and Options

December 31, 2021

6.7%
23.3%
8.2%
5.3%
4.2%
0.8%
2.1%
1.2%
0.4%
-33.1%
80.9%
North American Equities 23.3%
European ex-UK Equities 4.2%
Japanese Equities 0.8%
UK Equities 2.1%
Asia ex-Japan Equities 1.2%
Emerging Market Equities 0.4%
Short Term Government Bonds 80.9%
Developed Rates (10 year equivalent) -33.1%
Emerging Market Rates (10 year equivalent) 5.3%
Commodities 8.2%
Diversifying Strategies* 6.7%

*	Diversifying Strategies – are comprised of systematically implemented exposure using futures to various asset classes which are included for diversification purposes and could include equities, fixed income, currencies and commodities.

Fulcrum Diversified Absolute Return Fund

Consolidated Allocation of Portfolio Holdings (Unaudited)

By Risk Contribution

December 31, 2021

Individual Risk1 Exposure by Strategy

Portfolio ex-ante risk (post-diversification): 6.2%

Directional	3.8%
Macro Equities - North America	1.7
Climate Change	1.0
Macro Equities - Europe ex-UK	0.4
Real Assets	0.3
Macro Equities - Japan	0.2
Macro Equities - United Kingdom	0.1
Macro Equities - Asia ex-Japan	0.1
Fixed Income	2.3%
U.S. Rates	0.7
U.K. Rates	0.5
European Rates	0.4
Chinese Rates	0.2
Australian Rates	0.2
CEEMEA Rates	0.1
Asian Rates	0.1
Scandinavian Rates	0.1
Currencies	1.5%
U.K. Pound	0.3
LATAM Currencies	0.3
Japanese Yen	0.3
Asian Currencies	0.2
Canadian Dollar	0.2
Australian Rates	0.2
Thematic Equities	2.7%
Technology Disruption	1.0
Climate Change	0.4
Cyclicals	0.3
Consumer Trends	0.3
Global Energy Sector	0.3
Global Financials	0.2
Idiosyncratic	0.1
Defensive	0.1
Cross Asset	0.1%
Data Surprises	0.1
Commodities	2.0%
Precious Metals	0.7
Long-dated Oil	0.6
Carbon Emissions	0.3
Copper	0.2
Global Commodities	0.2
Volatility Strategies	1.0%
VRP	0.4
Vix Put	0.2
S&P Call Ratio	0.1
Volatility Carry	0.1
FX Correlation	0.1
Global Dispersion	0.1
Diversifying Strategies	0.6%
Diversifying Strategies	0.6
Macro Equities	0.4%
U.S. Equities	0.2
U.K. Equities	0.2
Dynamic Convexity	2.0%
Inflation	0.7
European Rates	0.5
U.K. Equities	0.3
Japanese Yen	0.3
Slowdown	0.2

Sum of Individual Risk	16.5%[2]

[1]	Individual risk by asset class - is calculated by the current category weight in the portfolio multiplied by the standard deviation of portfolio holdings in that category. Data used is as of December 31, 2021. Standalone risk is measured for each category independently of other categories and does not take into account their potential offsetting effect. Therefore, the sum of standalone risk for all categories will exceed the risk of the entire portfolio. Standalone risk indicates to the investor the risk of holding a category by itself.
[2]	Individual Risk percentages may not total to Sum of Individual Volatility Risk due to rounding.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

COMMON STOCKS - 6.1%	Shares	Value
Aerospace/Defense - 0.0%
Dassault Aviation SA (1)	20	$2,163
MTU Aero Engines AG (1)	11	2,247
Saab AB (1)	60	1,529
		5,939
Apparel - 0.2%
adidas AG (1)	79	22,773
Asics Corp. (1)	197	4,367
Hermes International (1)	28	48,964
NIKE, Inc.	328	54,668
PRADA SpA (1)	466	2,982
PVH Corp.	81	8,639
		142,393
Auto Manufacturers - 0.2%
PACCAR, Inc.	148	13,063
Tesla, Inc. (2)	109	115,189
Toyota Motor Corp. (1)	3,876	70,946
		199,198
Auto Parts & Equipment - 0.0%
Aptiv Plc - ADR (2)	60	9,897
NGK Spark Plug Co Ltd. (1)	391	6,808
		16,705
Banks - 0.6%
Bank of America Corp.	1,295	57,615
Citigroup, Inc.	349	21,076
Comerica, Inc.	148	12,876
DNB Bank ASA (1)	777	17,822
Fifth Third Bancorp	105	4,573
Goldman Sachs Group, Inc./The	52	19,893
Huntington Bancshares Inc/OH	1,140	17,579
JPMorgan Chase & Co.	457	72,366
KeyCorp	150	3,469
Macquarie Group Ltd. (1)	919	137,334
Morgan Stanley	249	24,442
PNC Financial Services Group, Inc./The	64	12,833
Royal Bank of Canada (1)	213	22,606
Toronto-Dominion Bank/The (1)	278	21,313
U.S. Bancorp	225	12,638
Wells Fargo & Co.	620	29,748
		488,183
Beverages - 0.0%
Remy Cointreau SA (1)	159	38,739

Building Materials - 0.1%
Holcim Ltd. (1)	84	4,288
Masco Corp.	339	23,804
Owens Corning	178	16,109
Vulcan Materials Co.	170	35,289
		79,490
Chemicals - 0.1%
Albemarle Corp.	96	22,442
Arkema SA (1)	9	1,269
Brenntag SE (1)	26	2,356
Chr Hansen Holding A/S (1)	15	1,183
Clariant AG (1)	34	709
Croda International (1)	13	1,781
DuPont de Nemours, Inc.	764	61,716
FMC Corp.	102	11,209
Givaudan SA (1)	1	5,259
Koninklijke DSM NV (1)	27	6,086
		114,010

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

COMMON STOCKS (Continued)	Shares	Value
Commercial Services - 0.1%
Ashtead Group Plc (1)	170	$13,673
Automatic Data Processing, Inc.	109	26,877
Edenred (1)	23	1,062
Experian Plc (1)	105	5,162
IHS Markit Ltd. - ADR	129	17,147
Moody’s Corp.	31	12,108
QinetiQ Group Plc (1)	271	976
RELX Plc (1)	482	15,671
S&P Global, Inc.	39	18,405
Savills Plc (1)	50	953
Block, Inc. (2)	45	7,268
Verisk Analytics, Inc.	47	10,750
		130,052
Computers - 0.2%
Alten SA (1)	87	15,699
Amdocs Ltd. - ADR	1,871	140,026
Jenoptik AG (1)	328	13,869
		169,594
Cosmetics/Personal Care - 0.2%
Estee Lauder Cos., Inc./The	365	135,123
Unicharm Corp. (1)	932	40,503
		175,626
Diversified Financial Services - 0.2%
Capital One Financial Corp.	68	9,866
London Stock Exchange Group Plc (1)	283	26,546
Mastercard, Inc.	115	41,322
Nasdaq, Inc.	26	5,460
Visa, Inc.	278	60,245
Vontobel Holding AG (1)	119	10,435
		153,874
Electric - 0.1%
Albioma SA (1)	14	547
Alliant Energy Corp.	106	6,516
Ameren Corp.	98	8,723
American Electric Power Co, Inc.	190	16,904
EDP Renovaveis SA (1)	55	1,371
Enel SpA (1)	699	5,607
Eversource Energy	131	11,919
Iberdrola SA (1)	452	5,357
RWE AG (1)	43	1,749
Sempra Energy	110	14,551
Verbund AG (1)	24	2,702
Xcel Energy, Inc.	206	13,946
		89,892
Electronics - 0.2%
Honeywell International, Inc.	264	55,047
Hoya Corp. (1)	468	69,612
Omron Corp. (1)	175	17,434
Renishaw Plc (1)	90	5,823
Trimble, Inc. (2)	57	4,970
		152,886
Energy - Alternative Sources - 0.0%
Ence Energia y Celulosa, S.A. (1)(2)	75	193
ERG SpA (1)	65	2,105
Falck Renewables SpA (1)	125	1,232
Nordex SE (1)(2)	73	1,156
Solaria Energia y Medio Ambiente SA (1)	52	1,014
		5,700
Environmental Control - 0.0%
Fluidra SA (1)	32	1,283
Republic Services, Inc.	114	15,897
		17,180

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

COMMON STOCKS (Continued)	Shares	Value
Food - 0.2%
Austevoll Seafood ASA (1)	1,257	$15,187
Glanbia Plc (1)	1,865	26,478
JBS SA (1)	6,542	44,502
Kikkoman Corp. (1)	131	11,012
Marfrig Global Foods SA (1)	2,176	8,696
SunOpta, Inc. (1)(2)	4,701	32,592
Tyson Foods, Inc.	454	39,571
		178,038
Forest Products & Paper - 0.1%
BillerudKorsnas AB (1)	64	1,209
Mondi Plc (1)	56	1,384
Suzano SA (1)	3,351	36,163
Svenska Cellulosa AB SCA (1)	78	1,388
UPM-Kymmene Oyj (1)	69	2,628
		42,772
Healthcare Products - 0.2%
Boston Scientific Corp. (2)	437	18,564
Cochlear Ltd. (1)	93	14,623
Koninklijke Philips NV (1)	952	35,512
Siemens Healthineers AG (1)	1,142	85,577
		154,276
Healthcare Services - 0.2%
Anthem, Inc.	67	31,057
Humana, Inc.	39	18,091
IQVIA Holdings, Inc. (2)	58	16,364
UnitedHealth Group, Inc.	239	120,011
		185,523
Home Builders - 0.2%
Barratt Developments Plc (1)	345	3,493
Berkeley Group Holdings Plc (1)	38	2,456
DR Horton, Inc.	63	6,832
KB Home	1,427	63,830
LENNAR Corp.	53	6,157
NVR, Inc. (2)	4	23,635
Persimmon Plc (1)	114	4,407
PulteGroup, Inc.	319	18,234
Redrow Plc (1)	1,241	11,772
Taylor Wimpey PLC (1)	1,242	2,950
		143,766
Home Furnishings - 0.0%
Howden Joinery Group Plc (1)	101	1,232

Household Products/Wares - 0.0%
Clorox Co./The	166	28,944

Insurance - 0.2%
Admiral Group Plc (1)	85	3,632
Aflac, Inc.	111	6,481
Allstate Corp/The	47	5,530
American International Group, Inc.	120	6,823
ASR Nederland NV (1)	40	1,844
AXA SA (1)	1,571	46,834
Cigna Holding Co.	19	4,363
CNP Assurances (1)	209	5,175
Coface SA (1)	287	4,094
Direct Line Insurance Group Plc (1)	430	1,624
Fidelity National Financial, Inc.	312	16,280
Hartford Financial Services Group Inc/The	60	4,142
Lincoln National Corp.	206	14,062
Loews Corp.	319	18,425
Marsh & McLennan Cos, Inc.	63	10,951

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

COMMON STOCKS (Continued)	Shares	Value
Insurance (Continued)
NN Group NV (1)	86	$4,662
Phoenix Group Holdings Plc (1)	323	2,856
Prudential Financial, Inc.	57	6,170
Sampo Oyj (1)	308	15,450
SCOR SE (1)	66	2,062
Sun Life Financial, Inc. (1)	92	5,121
Travelers Cos Inc/The	43	6,726
UNIQA Insurance Group AG (1)	627	5,761
Voya Financial, Inc.	149	9,880
		208,948
Internet - 0.5%
Alphabet, Inc. (2)	65	188,308
ASOS Plc (1)(2)	28	906
CyberAgent, Inc. (1)	1,227	20,416
eBay, Inc.	140	9,310
Meta Platforms, Inc. (2)	346	116,377
Future Plc (1)	860	44,583
Moneysupermarket.com Group Plc (1)	2,257	6,599
Rightmove Plc (1)	1,899	20,435
		406,934
Investment Company - 0.00%
Aker ASA (1)	17	1,593

Iron/Steel - 0.1%
APERAM SA (1)	23	1,247
Nucor Corp.	350	39,953
Outokumpu Oyj	122	764
SSAB AB (1)	276	1,602
		43,566
Machinery - 0.0%
Daifuku Co Ltd. (1)	54	4,413
GEA Group AG (1)	42	2,299
Husqvarna AB (1)	133	2,132
Konecranes Oyj (1)	52	2,082
Valmet Oyj (1)	28	1,202
Yaskawa Electric Corp. (1)	226	11,081
		23,209
Media - 0.0%
Schibsted ASA (1)	499	19,271
Thomson Reuters Corp. (1)	171	20,449
		39,720
Mining - 0.1%
Alcoa Corp.	722	43,017
Alumina Ltd. (1)	29,538	40,079
Rio Tinto Plc (1)	225	14,899
		97,995
Miscellaneous Manufacturing - 0.0%
Vestas Wind Systems (1)	290	8,879

Oil & Gas - 0.2%
Aker BP ASA (1)	878	27,078
Atmos Energy Corp.	55	5,763
Halliburton Co.	3,982	91,068
Murphy Oil Corp.	420	10,966
PrairieSky Royalty Ltd. (1)	715	7,704
Santos Ltd. (1)	4,293	19,708
		162,287

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

COMMON STOCKS (Continued)	Shares	Value
Packaging & Containers - 0.0%
AptarGroup, Inc.	45	$5,512
Metsa Board Oyj (1)	109	1,068
Westrock Co.	183	8,118
		14,698
Pharmaceuticals - 0.2%
Becton Dickinson and Co.	90	22,633
Bristol-Myers Squibb Co.	695	43,333
Cigna Corp.	108	24,800
Merck & Co, Inc.	788	60,392
Zoetis, Inc.	148	36,117
		187,275
Real Estate Services - 0.1%
CBRE Group, Inc. (2)	105	11,394
Hufvudstaden AB (1)	120	1,795
REA Group Ltd. (1)	347	42,322
Vonovia SE (1)	514	28,382
Wihlborgs Fastigheter AB (1)	77	1,750
		85,643
REIT - 0.2%
AvalonBay Communities, Inc.	52	13,135
Equity Residential	145	13,123
Invitation Homes, Inc.	201	9,113
Mirvac Group (1)	5,555	11,761
Nippon Prologis REIT, Inc. (1)	4	14,153
Prologis, Inc.	246	41,417
Segro Plc (1)	210	4,083
Sun Communities, Inc.	98	20,577
UNITE Group PLC/The (1)	98	1,473
Weyerhaeuser Co.	285	11,736
		140,571
Retail - 0.2%
Grafton Group Plc (1)	151	2,520
Home Depot Inc/The	162	67,232
Lowe’s Cos, Inc.	107	27,657
Moncler SpA (1)	61	4,446
TJX Cos Inc/The	262	19,891
Zalando SE (1)(2)	101	8,180
		129,926
Semiconductors - 0.6%
Advanced Micro Devices, Inc.(2)	171	24,607
Analog Devices, Inc.	120	21,092
Applied Materials, Inc.	210	33,046
ASM International NV (1)	38	16,816
BE Semiconductor Industries NV (1)	81	6,918
Infineon Technologies AG (1)	3,139	145,666
Micron Technology, Inc.	320	29,808
NVIDIA Corp.	367	107,938
SUMCO Corp. (1)	239	4,881
Texas Instruments, Inc.	236	44,479
Tokyo Electron Ltd. (1)	243	140,016
		575,267
Software - 0.0%
Broadridge Financial Solutions, Inc.	33	6,033
Workday, Inc. (2)	60	16,391
		22,424
Telecommunications - 0.2%
Viavi Solutions, Inc. (2)	8,170	143,955

Textiles - 0.0%
Mohawk Industries, Inc. (2)	92	16,761

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

COMMON STOCKS (Continued)	Shares	Value
Transportation - 0.4%
Canadian Pacific Railway Ltd. (1)	276	$19,851
Canadian Pacific Railway Ltd. - ADR	112	8,092
CH Robinson Worldwide, Inc.	218	23,463
Clarkson Plc (1)	20	1,050
CSX Corp.	889	33,427
Expeditors International of Washington, Inc.	62	8,326
FedEx Corp.	111	28,709
Hapag-Lloyd AG (1)	43	13,561
Localiza Rent a Car SA (1)	5,951	56,390
Mitsui OSK Lines Ltd. (1)	163	12,101
United Parcel Service, Inc.	362	77,591
ZIM Integrated Shipping Services Ltd - ADR	829	48,795
		331,356
Water - 0.0%
American Water Works Co, Inc.	72	13,598
Essential Utilities, Inc.	109	5,852
		19,450
Wholesale Distribution - 0.0%
ITOCHU Corp. (1)	1,628	49,789
Toyota Tsusho Corp. (1)	143	6,589
		56,378

TOTAL COMMON STOCKS (Cost $4,722,631)		5,430,847

PREFERRED STOCKS - 0.0%
Machinery - 0.0%
Jungheinrich AG	49	2,504

TOTAL PREFERRED STOCKS (Cost $2,430)		2,504

PURCHASED OPTIONS AND WARRANTS - 2.0%	Contracts	Notional		Value
Call Options Purchased - 0.4%
E-mini S&P 500 at $4,750, January 21, 2022	33	7,851,525	USD	101,063
E-mini S&P 500 at $4,850, January 21, 2022	67	15,940,975	USD	51,087
E-mini S&P 500 at $4,770, January 31, 2022	22	5,234,350	USD	69,850
EUR/USD FX at 1.135, January 7, 2022	8	1,140,250	USD	6,600
EUR/USD FX at 1.140, January 7, 2022	8	1,140,250	USD	3,500
EUR/USD FX at 1.145, January 7, 2022	8	1,140,250	USD	1,500
EUR/USD FX at 1.155, January 7, 2022	8	1,140,250	USD	200
Gold Mar 22 Futures at $2,000, February 23, 2022 (3)	114	20,873,400	USD	42,180
JPY/USD FX at 88.0, January 7, 2022	11	1,195,975	USD	344
JPY/USD FX at 88.5, January 7, 2022	11	1,195,975	USD	137
JPY/USD FX at 89.0, January 7, 2022	11	1,195,975	USD	69
Silver Mar 22 Futures at $24.5, February 23, 2022 (3)	21	2,451,960	USD	49,245
Total Call Options (Premiums Paid $359,100)				325,775

Put Options Purchased - 0.1%
E-mini S&P 500 at $4,200, January 21, 2022	22	5,234,350	USD	4,675
E-mini S&P 500 at $4,350, January 21, 2022	88	20,937,400	USD	29,700
EUR/USD FX at 1.110, January 7, 2022	8	1,140,250	USD	50
EUR/USD FX at 1.115, January 7, 2022	8	1,140,250	USD	50
EUR/USD FX at 1.125, January 7, 2022	8	1,140,250	USD	100
EUR/USD FX at 1.130, January 7, 2022	8	1,140,250	USD	400
JPY/USD FX at 86.5, January 7, 2022	11	1,195,975	USD	825
JPY/USD FX at 87.0, January 7, 2022	11	1,195,975	USD	3,300
JPY/USD FX at 87.5, January 7, 2022	11	1,195,975	USD	8,112
CBOE Volatility Index (VIX) at $19, January 19, 2022	264	454,608	USD	36,960
Total Put Options (Premiums Paid $266,281)				84,172

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

PURCHASED OPTIONS AND WARRANTS (Continued)	Counterparty [a]	Contracts	Notional		Value
Over-The-Counter Options Purchased - 1.2%
AUD Call / NZD Put at 1.08, January 14, 2022 (4)	JPM		191,000	AUD	$4,797
EUR Call / GBP Put at 0.8705, Jaunary 14, 2022 (4)	JPM		110,000	EUR	516
EUR Call / GBP Put at 0.865, January 27, 2022 (4)	JPM		139,000	EUR	—
EUR Call / USD Put at 1.295, December 19, 2022 (4)	JPM		458,000	EUR	13,885
EUR/BRL USD/BRL Put on correlation swap at 100, May 6, 2021 (5)	CITI		27,700	USD	197,566
GBP GS Basket 99% EUR/USD/JPY/AUD, February 2, 2022 (7)	GS		4,626,000	GBP	3,701
GBP MS Basket 99% EUR/USD/JPY/AUD, February 4, 2022 (7)	MS		3,791,000	GBP	3,033
GBP Put / USD Call at 1.315 RKO at 1.265, January 14,2022 (6)	JPM		3,868,000	GBP	429
GLD US > 174.28 and CON2 > 80.01, May 26, 2022 (8)	MS		328,395	USD	46,796
SPX < 4,113.16 and USSW10 < 1.388%, January 21, 2022 (8)	CITI		495,000	USD	743
SPX < 4,311.89 and USSW10 > 2.023%, November 18, 2022 (8)	CITI		400,000	USD	22,285
SPX < 4,390.19 and USSW5 > 1.667%, September 16, 2022 (8)	CITI		406,000	USD	30,450
SPX < 4,395.6975 and US10Y > 1.897%, June 17, 2022 (8)	CITI		403,000	USD	16,249
SPX < 4,455.97 and USISDA30 > 2.02%, June 17, 2022 (8)	GS		402,000	USD	28,140
SPX > 4,651.53 and GBP/USD < 1.33802, January 21, 2022 (8)	MS		244,000	USD	34,378
SX5E < 3,825.8 and USSW10 < 1.424%, January 21, 2022 (8)	CITI		753,000	USD	2,861
SX5E < 3,887.64 and EUSA10 < 0.141%, January 21, 2022 (8)	MS		498,000	EUR	4,311
SX5E < 3,950 and EUR/USD < 1.104, June 17, 2022 (8)	B		361,000	EUR	17,225
SX5E < 4,140 and EUR/USD < 1.0974, November 18, 2022 (8)	JPM		402,000	EUR	36,614
UKX < 6,919 and XAU > 1,877.50, April 14, 2022 (8)	JPM		310,000	USD	24,800
UKX < 6,972.95 and XAU > 1,957, May 20, 2022 (8)	MS		311,000	USD	22,084
USD Call / CAD Put at 1.286, January 7, 2022	JPM		17,081,000	USD	3,058
USD Call / JPY Put at 120, September 11, 2023 (4)(9)	JPM		1,064,000	USD	567,357
Total Over-The-Counter Options (Premiums Paid $1,226,214)					1,081,278

Warrants - 0.4%
S&P 500 Index Dispersion Warrants (10)
Effective: 04/20/2021, Expiration: 06/17/2022, Strike: 20.89%	BNP	400	400,000	USD	389,872
Total Warrants (Cost $400,000)					389,872

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $2,251,595)					1,881,097

SHORT-TERM INVESTMENTS - 39.6%	Principal Amount		Value
United States Treasury Bills - 39.6% (11)
0.046%, 01/27/2022	1,890,000	USD	1,889,972
0.029%, 02/10/2022	4,700,000	USD	4,699,864
0.031%, 02/17/2022	5,300,000	USD	5,299,834
0.042%, 02/24/2022	5,390,000	USD	5,389,825
0.035%, 03/03/2022	6,005,000	USD	6,004,582
0.043%, 03/17/2022	5,100,000	USD	5,099,480
0.053%, 04/07/2022	4,500,000	USD	4,499,201
0.058%, 05/05/2022	2,400,000	USD	2,399,400
Total United States Treasury Bills (Cost $35,282,325)			35,282,158

TOTAL SHORT-TERM INVESTMENTS (Cost $35,282,325)			35,282,158

Total Investments (Cost $42,258,981) - 47.8%			42,596,606
Other Assets in Excess of Liabilities- 52.3%			46,498,495
TOTAL NET ASSETS - 100.0%			$89,095,101

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

ADR	American Depositary Receipt
(1)	Foreign issued security.
(2)	Non-income producing security.
(3)	Position held in subsidiary.
(4)	Binary option - Payoff is either notional amount or option expires worthless.
(5)	Correlation swap option - Option gives right to the Fund to short correlation swap.
(6)	Position includes a reverse knock-out (RKO) term at level indicated. The option intermediately terminates if the exchange rate closes at the knock-out term.
(7)	Basket FX change option - Option pays based on equal-weighted basket of indicated FX to GBP pairs. The change is rate is determined by difference in each FX rate from trade date to expiration, and each option will pay percentage of notional that basket decreases below the strike percentage indicated. MS option opened November 4, 2021; GS option opened November 4, 2021
(8)	Dual binary option - Option only pays if both terms are met at maturity.
(9)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(10)	The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock’s assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.
(11)	Rate quoted is effective yield of position.

[a]	Counterparty abbreviations

B - Barclays

BNP - BNP Paribas S.A.

CITI - Citigroup Global Markets

GS - Goldman Sachs

JPM - J.P. Morgan Investment Bank

MS - Morgan Stanley

Reference entity abbreviations

CON2 - Brent Crude Future July 2022

EUSA10 - Euro 10-year Interest Swap Rate

EUSA30 - Euro 30-year Interest Swap Rate

GLD - SPDR Gold Shares

SPX - S&P 500 Index

SX5E - Euro Stoxx 50 Index

UKX - FTSE 100 Index

USSW5 - 5 year U.S. Swap Rate

USSW10 - 10 year U.S. Swap Rate

USSW30 - 30 year U.S. Swap Rate

USISDA30 - USD 30-year CMS Rate

US10Y - U.S. 10-year Treasury

XAU - Gold spot price quoted in US dollar

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

WRITTEN OPTIONS - (0.5%)		Contracts	Notional		Value
Call Option Written - (0.3%)
CBOE Volatility Index (VIX) at $26, January 19, 2022		(107)	(184,254)	USD	$(9,630)
CBOE Volatility Index (VIX) at $30, January 19, 2022		(107)	(184,254)	USD	(6,687)
CBOE Volatility Index (VIX) at $35, January 19, 2022		(107)	(184,254)	USD	(4,547)
CBOE Volatility Index (VIX) at $47.5, January 19, 2022		(107)	(184,254)	USD	(1,873)
Crude Oil Mar 22 Future at $85, January 26, 2022 (1)		(25)	(10,750)	USD	(16,000)
E-mini S&P 500 at $4,600, January 21, 2021		(22)	(5,234,350)	USD	(198,000)
E-mini S&P 500 at $4,870, January 31, 2022		(45)	(10,706,625)	USD	(43,875)
HG Copper Feb 22 Future at $475, January 26, 2022 (1)		(19)	(2,120,163)	USD	(10,450)
Total Call Option Written (Premiums Received $257,168)					(291,062)

Put Option Written - (0.2%)
CBOE Volatility Index (VIX) at $18, January 19, 2022		(107)	(184,254)	USD	(8,560)
CBOE Volatility Index (VIX) at $20, January 19, 2022		(107)	(184,254)	USD	(22,738)
CBOE Volatility Index (VIX) at $21, January 19, 2022		(107)	(184,254)	USD	(31,030)
CBOE Volatility Index (VIX) at $22, January 19, 2022		(107)	(184,254)	USD	(40,125)
Crude Oil Mar 22 Future at $55, January 26, 2022 (1)		(56)	(24,080)	USD	(6,160)
Gold Mar 22 Futures at $1,700, February 23, 2022 (1)		(25)	(4,577,500)	USD	(11,500)
HG Copper Feb 22 Future at $400, January 26, 2022 (1)		(39)	(4,351,913)	USD	(9,750)
Total Put Option Written (Premiums Received $276,632)					(129,863)

Over-The-Counter Options Written - (0.0%)	Counterparty [a]
AUD Put / USD Call at 0.7196, January 21, 2022	JPM		(7,062,000) AUD		(19,349)
Over-The-Counter Options Written (Premiums Received $47,267)					(19,349)

TOTAL WRITTEN OPTIONS (Premiums Received $581,067)					$(440,274)

(1)	Position held in subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

FORWARD CURRENCY CONTRACTS (1)

Settlement Date	Currency Delivered	Pay Amount	USD Value December 31, 2021	Currency Received	Receive Amount	USD Value December 31, 2021	Unrealized Gain/(Loss)
01/28/2022	CNH	22,979,556	$3,607,468	USD	3,577,531	$3,577,531	$(29,937)
01/28/2022	USD	2,345,000	2,345,000	CNH	14,955,730	2,347,840	2,840
01/31/2022	CHF	262,587	288,412	USD	284,455	284,455	(3,957)
01/31/2022	CZK	17,240,361	786,748	EUR	686,000	781,509	(5,239)
01/31/2022	EUR	686,000	781,509	CZK	17,451,915	796,402	14,893
01/31/2022	EUR	905,000	1,031,000	NOK	9,152,446	1,038,690	7,690
01/31/2022	EUR	686,000	781,509	PLN	3,171,923	785,545	4,035
01/31/2022	HUF	210,874,114	647,999	USD	644,643	644,643	(3,356)
01/31/2022	JPY	591,393,789	5,142,501	EUR	4,557,000	5,191,456	48,955
01/31/2022	MXN	65,076,729	3,161,209	USD	3,088,962	3,088,962	(72,248)
01/31/2022	NOK	23,047,417	2,615,598	EUR	2,270,000	2,586,044	(29,554)
01/31/2022	NOK	11,633,306	1,320,237	USD	1,294,000	1,294,000	(26,237)
01/31/2022	PLN	3,182,496	788,163	EUR	686,000	781,509	(6,654)
01/31/2022	PLN	2,575,647	637,873	USD	619,297	619,297	(18,576)
01/31/2022	SEK	7,630,837	844,681	USD	841,000	841,000	(3,681)
01/31/2022	SGD	632,230	469,056	USD	462,000	462,000	(7,056)
01/31/2022	USD	369,212	369,212	CHF	339,220	372,582	3,370
01/31/2022	USD	2,067,504	2,067,504	GBP	1,547,000	2,093,781	26,278
01/31/2022	USD	100,000	100,000	HUF	32,192,691	98,926	(1,074)
01/31/2022	USD	2,056,000	2,056,000	MXN	43,887,103	2,131,888	75,888
01/31/2022	USD	1,278,930	1,278,930	NOK	11,595,264	1,315,920	36,990
01/31/2022	USD	40,000	40,000	PLN	163,664	40,532	532
01/31/2022	USD	175,045	175,045	SEK	1,589,288	175,923	878
01/31/2022	USD	2,590,388	2,590,388	SGD	3,550,268	2,633,971	43,583
01/31/2022	USD	43,695	43,695	ZAR	710,469	44,383	687
01/31/2022	ZAR	18,529,650	1,157,542	USD	1,154,000	1,154,000	(3,542)
03/16/2022	BRL	417,322	73,544	USD	72,880	72,880	(664)
03/16/2022	CLP	335,754,883	389,562	USD	392,955	392,955	3,393
03/16/2022	IDR	15,305,420,840	1,066,970	USD	1,056,461	1,056,461	(10,509)
03/16/2022	INR	78,928,997	1,052,992	USD	1,035,609	1,035,609	(17,383)
03/16/2022	KRW	519,635,788	436,504	USD	440,986	440,986	4,482
03/16/2022	PHP	83,153,628	1,625,420	USD	1,642,606	1,642,606	17,186
03/16/2022	RUB	32,051,982	419,598	USD	425,804	425,804	6,206
03/16/2022	THB	104,371,178	3,123,541	USD	3,114,866	3,114,866	(8,675)
03/16/2022	TWD	551,939	19,950	USD	20,000	20,000	50
03/16/2022	USD	2,088,000	2,088,000	BRL	11,840,443	2,086,624	(1,376)
03/16/2022	USD	60,000	60,000	CLP	52,651,055	61,089	1,089
03/16/2022	USD	718,855	718,855	IDR	10,411,069,007	725,776	6,921
03/16/2022	USD	390,138	390,138	INR	29,736,975	396,721	6,583
03/16/2022	USD	20,000	20,000	KRW	23,753,500	19,953	(47)
03/16/2022	USD	622,000	622,000	PHP	31,446,990	614,700	(7,300)
03/16/2022	USD	425,903	425,903	RUB	32,051,982	419,598	(6,305)
03/16/2022	USD	1,327,632	1,327,632	TWD	36,523,472	1,320,145	(7,487)
							$41,672

(1)	J.P. Morgan Securities, Inc. is the counterparty to all contracts.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

FUTURES CONTRACTS
	Number of Contracts		Notional		Unrealized
Description	Long (Short)	Expiration Date	Amount		Gain/(Loss)
Amsterdam Exchanges Index	1	January 2022	181,634	EUR	$3,999
Australia SPI 200 Index	4	March 2022	534,529	AUD	9,015
Australian 10 Year Government Bond	(2)	March 2022	(202,502)	AUD	(181)
Australian 3 Year Government Bond	45	March 2022	3,737,235	AUD	1,557
Australian Dollar	1	March 2022	72,780	USD	759
* Brent Crude	(13)	January 2022	(1,011,140)	USD	(53,731)
* Brent Crude	34	October 2022	2,493,900	USD	103,895
* Brent Crude	15	October 2023	1,039,950	USD	12,002
British Pound	10	March 2022	845,688	USD	6,962
CAC 40 Index	7	January 2022	569,261	EUR	20,672
Canadian 10 Year Government Bond	(1)	March 2022	(112,748)	CAD	(3,053)
Canadian Dollar	(76)	March 2022	(6,007,800)	USD	(81,251)
* Canola	20	March 2022	320,202	CAD	7,420
CBOE Volatility Index	(5)	January 2022	(98,373)	USD	712
CBOE Volatility Index	(6)	February 2022	(131,823)	USD	7,445
* Cocoa	(3)	March 2022	(75,600)	USD	(2,448)
* Coffee ’C’	1	March 2022	84,788	USD	(3,171)
* Copper	(5)	March 2022	(557,938)	USD	(16,717)
* Corn	9	March 2022	266,963	USD	7,739
* Cotton No. 2	3	March 2022	168,900	USD	67
* Crude Oil	1	January 2022	75,210	USD	4,548
DAX Index	1	March 2022	451,301	EUR	7,683
DAX Mini	2	March 2022	180,520	EUR	2,879
E-mini S&P 500	51	March 2022	12,134,175	USD	181,772
Euro FX Currency	15	March 2022	2,137,969	USD	13,286
Euro STOXX 50 Index	1	March 2022	48,813	EUR	978
Euro STOXX 50 Volatility Index	1	January 2022	2,340	EUR	(234)
Euro STOXX 50 Volatility Index	(15)	February 2022	(36,973)	EUR	812
Euro-BTP Italian Government Bond	(112)	March 2022	(18,745,511)	EUR	338,390
Euro-Bund	83	March 2022	16,193,670	EUR	(296,153)
Euro-BUXL 30 Year Bond	13	March 2022	3,059,851	EUR	(172,999)
* European Emission Allowances	30	December 2022	2,754,597	EUR	23,178
* Feeder Cattle	(2)	March 2022	(169,950)	USD	(4,906)
FTSE 100 Index	66	March 2022	6,542,826	GBP	107,036
FTSE 250 Index	(74)	March 2022	(4,693,211)	GBP	(170,370)
FTSE/JSE TOP 40 Index	1	March 2022	42,041	ZAR	818
FTSE/MIB Index	1	March 2022	155,109	EUR	4,425
* Gold 100 oz	9	February 2022	1,645,740	USD	38,871
Hang Seng China Enterprises Index	(11)	January 2022	(583,113)	HKD	(6,185)
* Hard Red Winter Wheat	1	March 2022	40,075	USD	(1,753)
IBEX 35 Index	1	January 2022	98,872	EUR	3,793
Japanese Yen	54	March 2022	5,871,150	USD	(65,122)
Korea 10 Year Bond	6	March 2022	627,281	KRW	(4,212)
Korea 3 Year Bond	12	March 2022	1,101,426	KRW	552
Korea Stock Exchange KOSPI 200 Index	(2)	March 2022	(165,825)	KRW	(885)
* Lean Hogs	5	February 2022	162,950	USD	3,236
* Live Cattle	2	February 2022	111,760	USD	1,005
* London Metal Exchange Lead	3	January 2022	174,581	USD	(2,158)
* London Metal Exchange Lead	(3)	January 2022	(174,581)	USD	(3,356)
* London Metal Exchange Lead	1	February 2022	57,988	USD	360

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

FUTURES CONTRACTS
	Number of Contracts		Notional		Unrealized
Description	Long (Short)	Expiration Date	Amount		Gain/(Loss)
* London Metal Exchange Nickel	1	January 2022	125,241	USD	$8,520
* London Metal Exchange Nickel	(1)	January 2022	(125,241)	USD	(5,364)
* London Metal Exchange Nickel	1	February 2022	125,001	USD	5,346
* London Metal Exchange Primary Aluminum	4	January 2022	280,300	USD	18,451
* London Metal Exchange Primary Aluminum	(4)	January 2022	(280,300)	USD	(16,611)
* London Metal Exchange Primary Aluminum	3	February 2022	210,375	USD	13,653
* London Metal Exchange Primary Aluminum	(1)	February 2022	(70,125)	USD	477
* London Metal Exchange Zinc	1	January 2022	89,500	USD	7,210
* London Metal Exchange Zinc	(1)	January 2022	(89,500)	USD	(6,003)
* London Metal Exchange Zinc	1	February 2022	89,063	USD	5,760
Long Gilt	(86)	March 2022	(14,538,982)	GBP	80,655
* Low Sulphur Gas Oil	1	February 2022	66,625	USD	2,123
* Milling Wheat No. 2	4	March 2022	63,414	EUR	(1,571)
MSCI Emerging Markets Index	2	March 2022	122,630	USD	760
MSCI World Index	1	March 2022	98,170	USD	89
* Natural Gas	3	January 2022	111,900	USD	(867)
New Zealand Dollar	(28)	March 2022	(1,916,180)	USD	(18,547)
Nikkei 225 Dividend Index	1	March 2023	49,248	JPY	3,431
Nikkei 225 Mini	5	March 2022	625,054	JPY	23,593
Nikkei 225 Mini	14	March 2022	350,274	JPY	6,048
* NY Harbor ULSD	1	February 2022	97,663	USD	3,341
OMX 30 Index	9	January 2022	240,956	SEK	10,834
* Palladium	(1)	March 2022	(191,210)	USD	(12,912)
* Platinum	(1)	April 2022	(48,310)	USD	(1,307)
* RBOB Gasoline	1	January 2022	93,433	USD	3,933
* Red Spring Wheat	2	March 2022	98,200	USD	(4,493)
* Robusta Coffee	5	March 2022	118,500	USD	3,492
S&P/Toronto Stock Exchange 60 Index	5	March 2022	1,012,609	CAD	17,053
SGX MSCI Singapore Index	(1)	January 2022	(25,241)	SGD	(266)
* SGX TSI Iron Ore	(6)	February 2022	(72,444)	USD	(320)
Short-Term Euro-BTP	(5)	March 2022	(642,739)	EUR	1,532
* Silver	(1)	March 2022	(116,760)	USD	(3,634)
* Soybean Meal	1	March 2022	39,910	USD	(393)
* Soybean Oil	1	March 2022	33,918	USD	519
STOXX 600 Banks Index	2	March 2022	45,950	EUR	2,013
* Sugar No. 11	2	February 2022	42,291	USD	(2,358)
Swiss Franc	1	March 2022	137,400	USD	1,823
U.S. 2 Year Treasury Note	(25)	March 2022	(5,454,297)	USD	(1,021)
U.S. 5 Year Treasury Note	(120)	March 2022	(14,517,188)	USD	15,703
U.S. 10 Year Treasury Note	(139)	March 2022	(18,135,156)	USD	22,017
U.S. Treasury Long Bond	(25)	March 2022	(4,010,938)	USD	6,187
* UK Emission Allowances	(22)	December 2022	(2,221,440)	GBP	16,296
* UK Natural Gas	(2)	January 2022	(129,343)	GBP	193,162
* Wheat	1	March 2022	38,538	USD	(440)
* White Sugar	2	February 2022	49,710	USD	(1,429)
					$423,466

*	Position held in Subsidiary

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

INTEREST RATE SWAPS *

Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
CAD-BA-CDOR 0.52%	1.770%	6 Month	3/16/2022	3/16/2024	6,561,300	CAD	$4,196	$—	$4,196
CAD-BA-CDOR 0.52%	1.826%	6 Month	3/16/2022	3/16/2027	1,378,000	CAD	(2,182)	—	(2,182)
CNY-CNREPOFIX 2.56%	2.720%	3 Month	3/16/2022	3/16/2027	78,999,853	CNY	194,472	12,749	181,723
CZK-PRIBOR-PRBO 4.29%	3.395%	6 Month	3/16/2022	3/16/2027	25,394,100	CZK	(21,867)	—	(21,867)
0.695%	GBP-SONIA 0.05%	12 Month	3/16/2022	3/16/2052	1,199,300	GBP	59,869	45	59,824
1.267%	HKD-HIBOR-HKAB 0.26%	3 Month	3/16/2022	3/16/2025	5,330,000	HKD	(866)	153	(1,019)
HKD-HIBOR-HKAB 0.26%	1.689%	3 Month	3/16/2022	3/16/2032	3,300,000	HKD	5,036	(127)	5,163
4.463%	HUF-BUBOR-Reuters 4.49%	6 Month	3/16/2022	3/16/2025	164,050,000	HUF	9,626	135	9,491
4.201%	HUF-BUBOR-Reuters 4.49%	6 Month	3/16/2022	3/16/2032	89,800,000	HUF	6,783	217	6,566
INR-FBIL-MIBOR 3.60%	5.540%	6 Month	3/16/2022	3/16/2027	191,840,000	INR	(10,601)	(8,907)	(1,694)
JPY-LIBOR-BBA -0.04%	0.583%	6 Month	3/16/2022	3/16/2062	64,100,000	JPY	4,366	5,233	(867)
7.760%	MXN-TIIE-Banxico 5.72%	28 Days	3/16/2022	3/3/2032	500,000	MXN	(309)	—	(309)
1.710%	NOK-NIBOR 1.09%	6 Month	3/16/2022	3/16/2027	18,903,400	NOK	20,052	4,288	15,764
1.852%	NOK-NIBOR 1.09%	6 Month	3/16/2022	3/16/2032	3,100,000	NOK	1,991	18	1,973
NZD-BBR-FRA 0.75%	2.464%	3 Month	3/16/2022	3/16/2024	3,913,800	NZD	5,688	2,968	2,720
2.598%	NZD-BBR-FRA 0.75%	3 Month	3/16/2022	3/16/2025	600,000	NZD	(669)	43	(712)
NZD-BBR-FRA 0.75%	2.510%	3 Month	3/16/2022	3/16/2027	1,992,300	NZD	(7,272)	(4,708)	(2,564)
NZD-BBR-FRA 0.75%	2.775%	3 Month	3/16/2022	3/16/2032	1,678,400	NZD	9,565	398	9,167
3.147%	PLN-WIBOR-WIBO 2.74%	6 Month	3/16/2022	3/16/2025	1,000,000	PLN	5,717	21	5,696
3.128%	PLN-WIBOR-WIBO 2.74%	6 Month	3/16/2022	3/16/2027	9,270,400	PLN	68,507	(379)	68,886
PLN-WIBOR-WIBO 2.74%	3.027%	6 Month	3/16/2022	3/16/2032	800,000	PLN	(9,029)	52	(9,081)
1.180%	SGD-SOR-VWAP 0.43%	6 Month	3/16/2022	3/16/2025	2,900,000	SGD	(844)	1,097	(1,941)
1.500%	SGD-SOR-VWAP 0.43%	6 Month	3/16/2022	3/16/2032	300,000	SGD	(837)	182	(1,019)
1.190%	THB-THBFIX 0.40%	6 Month	3/16/2022	3/16/2027	22,300,000	THB	4,198	—	4,198
0.750%	TWD-TAIBOR 0.48%	3 Month	3/16/2022	3/16/2027	89,400,000	TWD	6,242	—	6,242
USD-LIBOR-BBA 0.21%	1.232%	3 Month	3/16/2022	3/16/2025	300,000	USD	(257)	11	(268)
1.157%	USD-SOFR 0.05%	12 Month	3/16/2022	3/16/2027	1,061,600	USD	690	—	690
ZAR-JIBAR-SAFEX 3.88%	8.022%	3 Month	3/16/2022	3/16/2032	6,700,000	ZAR	13,867	294	13,573
Total of Interest Rate Swaps							$366,132	$13,783	$352,349

*	Counterparty is J.P. Morgan Investment Bank
[1]	Floating rate definitions

CAD-BA-CDOR - Canada Bankers Average Rate

CNY-CNREPOFIX - China Foreign Exchange Trade System 7 day Interbank Repo Fixing Rate

CZK-PRIBOR-PRBO - Czech koruna-denominated Prague Interbank Offered Rate Fixings

GBP-SONIA - Sterling Overnight Index Average

HKD-HIBOR-HKAB - Hong Kong Inter-Bank Offered Rate

HUF-BUBOR-Reuters - Budapest Inter-Bank Offered Rate

INR-FBIL-MIBOR - Financial Benchmarks India Overnight Mumbai Interbank Outright Rate

JPY-LIBOR-BBA - Japanese Yen - London Inter-bank Offered Rate

MXN-TIIE-Banxico - Mexico 28 Day Interbank Equilibrium Interest Rate

(TIIE) NOK-NIBOR - Norway Interbank Offered Rate

NZD-BBR-FRA - New Zealand Official Cash Rate

PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty

SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price

THB-THBFIX - Bank of Thailand Thai Baht Interest Rate Fixing

TWD-TAIBOR-Reuters - Taipei Interbank Offered Rate

USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate

USD-SOFR - Secured Overnight Financing Rate

ZAR-JIBAR-SAFEX - Johannesburg Interbank Average Rate

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

CREDIT DEFAULT SWAPS *

		Rate Paid/					Premium
	Buy/Sell	(Received)	Termination	Notional			Paid	Unrealized
Reference Entity	Protection	by the Fund	Date	Amount		Value	(Received)	Gain/(Loss)
Markit CDX North America High Yield Index	Buy	5.00%	12/20/2026	100,000	USD	$(9,363)	$(7,786)	$(1,577)
Markit iTraxx Europe Crossover Index	Buy	5.00%	12/20/2026	100,000	EUR	(13,685)	(11,223)	(2,462)
Total of Credit Default Swaps - Buy Protection						$(23,048)	$(19,009)	$(4,039)

		Rate Paid/					Premium
	Buy/Sell	(Received)	Termination	Notional			Paid	Unrealized
Reference Entity	Protection	by the Fund	Date	Amount		Value	(Received)	Gain/(Loss)
Markit CDX North America Investment Grade Index	Sell	1.00%	12/20/2026	1,100,000	USD	$27,244	$24,679	$2,565
Markit iTraxx Europe Index	Sell	1.00%	12/20/2026	1,500,000	EUR	45,057	42,941	2,116
Total of Credit Default Swaps - Sell Protection						$72,301	$67,620	$4,681

* Counterparty is J.P. Morgan Investment Bank

AUD - Australian Dollar	HKD - Hong Kong Dollar	PHP - Philippine Peso
BRL - Brazilian Real	HUF - Hungarian Forint	PLN - Polish Zloty
CAD - Canadian Dollar	IDR - Indonesian Rupiah	RUB - Russian Ruble
CHF - Swiss Franc	INR - Indian Rupee	SEK - Swedish Krona
CLP - Chilean Peso	JPY - Japanese Yen	SGD - Singapore Dollar
CNH/CNY - Chinese Yuan Renminbi	KRW - South-Korean Won	THB - Thai Baht
CZK - Czech Koruna	MXN - Mexican Peso	USD - US Dollar
EUR - Euro	NOK - Norwegian Kroner	ZAR - South African Rand
GBP - British Pound	NZD - New Zealand Dollar

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

TOTAL RETURN SWAPS *

Reference Entity	Counter- party [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Unrealized Gain/(Loss)
AAR Corp	JPM	USD OBFR + 0.30% (0.370%)	monthly	01/25/2023	12,468	USD	$254
[1] BCIIFFOD Index	B	USD LIBOR 1M - 0.10% (0.009%)	monthly	03/08/2022	(768,352)	USD	(2,100)
[2] BCIIPRIV Index	B	USD LIBOR 1M + 0.41% (0.519%)	monthly	05/10/2022	295,866	USD	10,174
[3] BCOMXIM Index	JPM	0.07%	monthly	01/13/2022	950,101	USD	21,359
[4] CGFCECOM Index	CITI	SOFR 1D - 0.70% (-0.650%)	monthly	12/14/2022	(180,171)	USD	—
[5] CGFCITDS Index	CITI	SOFR 1D + 0.35% (0.400%)	monthly	12/02/2022	445,301	USD	26,014
[6] CGFCREIT Index	CITI	EURIBOR 1M - 0.05% (-0.626%)	monthly	02/09/2022	(377,660)	EUR	(14,384)
[7] CGFOREIT Index	CITI	USD OBFR 1D - 0.25% (-0.179%)	monthly	11/28/2022	(453,582)	USD	3,032
[8] Buenaventura	JPM	USD OBFR - 0.20% (-0.130%)	monthly	03/22/2022	(9,436)	USD	(296)
Cosan SA	MS	BRL CDI + 1.50% (10.650%)	monthly	09/20/2023	233,673	BRL	(1,273)
Crane Co.	JPM	USD OBFR + 0.30% (0.370%)	monthly	01/25/2023	12,492	USD	426
Didi Global Inc.	B	USD LIBOR 1M -50.00% (-49.891%)	monthly	07/28/2022	(3,005)	USD	367
ECLAT Textile Company	MS	SOFR 1D + 0.75% (0.800%)	monthly	06/15/2023	34,459	USD	1,232
Evergreen Marine	MS	SOFR 1D + 0.75% (0.800%)	monthly	06/15/2023	56,734	USD	2,118
Feng Tay Enterprises Co.	MS	SOFR 1D + 0.75% (0.800%)	monthly	06/15/2023	11,334	USD	647
[9] GSCBFACT Index	GS	USD LIBOR 1M - 0.50% (-0.397%)	monthly	05/09/2024	(888,301)	USD	(29,774)
[10] GSGLDISF Index	GS	SOFR 1D + 0.600% (0.650%)	monthly	11/22/2024	519,703	USD	17,977
[11] GSGLFCOA Index	GS	USD LIBOR 1M - 0.95% (-0.847%)	monthly	11/01/2024	(703,296)	USD	(4,654)
[12] GSGLFEXC Index	GS	USD LIBOR 1M + 0.50% (0.603%)	monthly	07/05/2024	368,991	USD	8,533
[13] GSGLFMIN Index	GS	USD LIBOR 1M + 0.40% (0.503%)	monthly	10/13/2023	792,687	USD	20,108
[14] GSGLPHRE Index	GS	SOFR 1D - 0.35% (-0.300%)	monthly	11/22/2024	(697,860)	USD	(12,839)
[15] GSGLPLAS Index	GS	USD LIBOR 1M - 0.900% (-0.797%)	monthly	07/12/2024	(247,003)	USD	(1,708)
[16] GSGLSMA3 Index	GS	USD LIBOR 1M - 1.12% (-1.017%)	monthly	03/22/2023	(639,176)	USD	(12,533)
Hexcel Corporation	JPM	USD OBFR + 0.30% (0.370%)	monthly	01/25/2023	12,691	USD	257
HMM Company Ltd.	MS	SOFR 1D + 0.75% (0.800%)	monthly	10/25/2023	15,828	USD	(124)
[17] JPEBCSMI Index	JPM	CHF SARON + 0.30% (-0.403%)	monthly	09/27/2022	425,973	CHF	6,653
[18] JPFCITSV Index	JPM	USD OBFR - 0.30% (-0.230%)	monthly	08/10/2022	(1,221,265)	USD	(22,427)
[19] JPFCUOIL Index	JPM	USD OBFR + 0.45% (0.520%)	monthly	05/18/2022	671,826	USD	8,930
[20] JPFUAIR Index	JPM	USD OBFR - 1.05% (-0.980%)	monthly	09/07/2022	(778,721)	USD	(18,119)
[21] JPFUEMBK Index	JPM	USD OBFR + 0.00% (0.070%)	monthly	02/02/2023	(354,368)	USD	—
[22] JPFUMEDA Index	JPM	USD OBFR + 0.40% (0.470%)	monthly	07/27/2022	260,803	USD	5,362
[23] JPFUOMED Index	JPM	USD OBFR - 0.50% (-0.430%)	monthly	07/27/2022	(533,598)	USD	(9,723)
[24] JPFUREGU Index	JPM	USD OBFR - 0.35% (-0.280%)	monthly	10/04/2022	(806,616)	USD	(34,966)
[25] JPFUSTEE Index	JPM	USD OBFR + 0.30% (0.370%)	monthly	11/23/2022	209,052	USD	4,457
[26] JPFUTRVL Index	JPM	USD OBFR + 0.00% (0.070%)	monthly	02/02/2023	(354,954)	USD	—
[27] JPTAOBRL Index	JPM	BRL CDI - 4.78% (4.370%)	monthly	09/27/2022	(645,531)	BRL	397
Makalot Industrial	MS	SOFR 1D + 0.75% (0.800%)	monthly	06/15/2023	32,402	USD	280
[28] MSFDRUS Index	MS	N/A	monthly	07/01/2022	39,470,184	USD	143,156
[29] MSFINTOT Index	MS	SOFR 1D + 0.75% (0.800%)	monthly	08/03/2022	267,146	USD	8,525
Raytheon Technologies Corp	JPM	USD OBFR + 0.30% (0.370%)	monthly	01/25/2023	17,923	USD	407
[30] S5MATR	JPM	USD OBFR - 0.35% (-0.280%)	monthly	02/01/2023	(444,506)	USD	(1,183)
[31] S5UTIL	JPM	USD OBFR - 0.35% (-0.280%)	monthly	02/01/2023	356,081	USD	4,461
[32] Shenzhen	MS	SOFR 1D + 1.15% (1.200%)	monthly	07/10/2023	19,480	USD	(1,413)
Spirit AeroSystems	JPM	USD OBFR + 0.30% (0.370%)	monthly	01/25/2023	8,965	USD	(218)
[33] SX86P	JPM	EUR ESTRON + 0.35% (0.230%)	monthly	09/28/2022	82,476	EUR	3,451
Teledyne Technologies Inc.	JPM	USD OBFR + 0.30% (0.370%)	monthly	01/25/2023	14,383	USD	470
TransDigm Group Inc.	JPM	USD OBFR + 0.30% (0.370%)	monthly	01/25/2023	19,605	USD	754
Yang Ming Marine Transport	MS	SOFR 1D + 0.75% (0.800%)	monthly	06/15/2023	19,176	USD	(148)
Total of Total Return Swaps							$131,919

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

a Counterparty abbreviations

B - Barclays

CITI - Citigroup Global Markets

GS - Goldman Sachs

JPM - J.P. Morgan Investment Bank

MS - Morgan Stanley

b Floating rate definitions

BRL CDI - Brazil Average One-Day Interbank Deposit

ESTRON - Euro Short-term Rate Overnight

EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.

LIBOR - London Interbank Offered Rate

OBFR - Overnight Bank Funding Rate

SARON - Swiss Average Rate Overnight

SOFR - Secured Overnight Financing Rate

*	No Upfront premiums paid on the Total Return Swaps.
[1]	BCIIFFOD is a custom basket of food company stocks.
[2]	BCIIPRIV is a custom basket of investment company stocks.
[3]	BCOMXIM - Bloomberg Commodity ex-Industrial Metals Index. The components of the basket as of December 31, 2021 are shown on the following pages.
[4]	CGFCECOM is a custom basket of E-commerce company stocks.
[5]	CGFCITDS is a custom basket of IT consulting company stocks.
[6]	CGFCREIT is a custom basket of real estate investment trust stocks.
[7]	CGFOREIT is a custom basket of U.S. real estate investment trust stocks.
[8]	Buenaventura - Compañia de Minas Buenaventura
[9]	GSCBFACT is a custom basket of investment management company stocks.
[10]	GSGLDISF is a custom basket of discount retail company stocks.
[11]	GSGLFCOA is a custom basket of energy company stocks.
[12]	GSGLFEXC is a custom basket of investment management company stocks.
[13]	GSGLFMIN is a custom basket of mining company stocks.
[14]	GSGLPHRE is a custom basket of retail company stocks.
[15]	GSGLPLAS is a custom basket of plastics company stocks.
[16]	GSGLSMA3 is a custom basket of smartphone company stocks.
[17]	JPEBCSMI is a custom basket of Swiss stocks.
[18]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of December 31, 2021 are shown on the following pages.
[19]	JPFCUOIL is a custom basket of U.S. oil company stocks
[20]	JPFUAIR is a custom basket of airline company stocks.
[21]	JPFUEMBK is a custom basket of financial services company stocks.
[22]	JPFUMEDA is a custom basket of media company stocks.
[23]	JPFUOMED is a custom basket of media company stocks.
[24]	JPFUREGU is a custom basket of U.S. real estate company stocks.
[25]	JPFUSTEE is a custom basket of steel company stocks.
[26]	JPFUTRVL is a custom basket of travel company stocks.
[27]	JPTAOBRL is a custom basket of Brazilian stocks.
[28]	MSFDRUS - The components of the basket as of December 31, 2021 are shown on the following pages.
[29]	MSFINTOT is a custom basket of South Korea and Taiwan electronics company stocks.
[30]	S5MATR - S&P 500 Materials Index
[31]	S5UTIL - S&P 500 Utilities Index
[32]	Shenzhen - Shenzhen SC New Energy Technology Corp
[33]	SX86P - STOXX Europe 600 Real Estate Index.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

BCOMXIM Index

Name		Settlement Price	Weight
Gold 100 oz Future Feb 22		$1,829	13.52%
Crude Oil Future Mar 22		75	11.58%
Natural Gas Future Mar 22		4	10.30%
Brent Crude Future Mar 22		78	9.47%
Corn Future Mar 22		593	6.48%
Soybean Future Mar 22		1,339	5.55%
Coffee ’C’ Future Mar 22		226	4.93%
Live Cattle Future Feb 22		140	4.51%
Soybean Oil Future Mar 22		57	3.98%
Low Sulphur Gas Oil Mar 22		663	3.82%
Silver Future Mar 22		23	3.60%
Sugar #11 (World) Mar 22		19	3.49%
Wheat Future Mar 22		771	3.34%
Soybean Meal Future Mar 22		399	3.21%
RBOB Gasoline Future Mar 22		223	3.16%
NY Harbor ULSD Future Mar 22		231	3.01%
Cotton No.2 Future Mar 22		113	2.06%
Hard Red Winter Wheat Future Mar 22		802	2.03%
Lean Hogs Future Feb 22		81	1.96%
		$7,666	100.00%
JPFCITSV Index

Name	Quantity	Value	Weight
International Business Machines Corp	13,462	$1,799,330	11.27%
Hewlett Packard Enterprise Co	84,862	1,338,267	8.38%
Fujitsu Ltd	6,576	1,127,868	7.06%
Atos SE	23,522	1,001,405	6.27%
TietoEVRY Oyj	26,434	827,097	5.18%
Temenos AG	5,561	769,111	4.82%
Cisco Systems Inc/Delaware	11,731	743,366	4.65%
DXC Technology Co	22,702	730,771	4.58%
Intel Corp	13,289	684,380	4.29%
SAP SE	4,487	638,092	4.00%
Citrix Systems Inc	6,575	621,899	3.89%
VMware Inc	4,858	562,995	3.52%
Conduent Inc	103,342	551,844	3.46%
Oracle Corp	5,602	488,572	3.06%
Indra Sistemas SA	42,574	461,479	2.89%
TD SYNNEX Corp	3,236	370,118	2.32%
CANCOM SE	4,674	315,170	1.97%
Open Text Corp	6,555	311,164	1.95%
NortonLifeLock Inc	10,011	260,073	1.63%
NetApp Inc	2,750	252,986	1.58%
Concentrix Corp	1,382	246,912	1.55%
Software AG	6,113	244,171	1.53%
Trend Micro Inc/Japan	4,342	241,200	1.51%
Nutanix Inc	6,991	222,734	1.39%
Blue Prism Group plc	10,941	187,027	1.17%
NetScout Systems Inc	5,032	166,457	1.04%
Amdocs Ltd	2,222	166,285	1.04%
SecureWorks Corp	8,963	143,143	0.90%
TeamViewer AG	9,985	134,378	0.84%
Ping Identity Holding Corp	5,818	133,121	0.83%
Agora Inc	7,404	120,015	0.75%
Fastly Inc	3,065	108,660	0.68%
		$15,970,090	100.00%

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2021

MSFDRUS Index

Name	Quantity	Value	Weight
USD Cash	32,393,714	$32,125,256	81.09%
NOK Cash	(11,766,395)	(1,235,885)	(3.12%)
JPY Cash	(811,794)	708,322	1.79%
CNY Cash	(3,608,039)	(497,389)	(1.26%)
Cdn Pac Rlway	(492,856)	398,476	1.01%
Union Pacific Cp	5,443	345,144	0.87%
CAD Cash	262,628	(322,847)	(0.82%)
Republic Svcs	2,269	276,250	0.70%
Vonovia Se	2,067	265,277	0.67%
Cf Industries Holdings	1,326	263,514	0.66%
Waste Connections Inc	4,321	246,344	0.62%
Nutrien Ltd	385	232,669	0.59%
Csx Corp	3,575	229,473	0.58%
Mowi Asa	9,066	228,668	0.58%
Norfolk Southern	3,474	220,603	0.56%
Waste Management	1,481	215,802	0.54%
Dnb Asa	9,363	213,790	0.54%
Prologis Inc	1,069	210,618	0.53%
The Mosaic Co	5,547	190,674	0.48%
Cdn Natl Rr	5,672	188,959	0.48%
Gfl Environmental Inc-Sub Vt	22,373,646	183,345	0.46%
EUR Cash	1,411	(175,216)	(0.44%)
Leg Immobilien Se	2,699	173,990	0.44%
CHF Cash	1,503	163,586	0.41%
Li Ning	(872)	159,527	0.40%
Salmar Asa	2,614	155,339	0.39%
Darling Ingredients Inc	5,905	142,322	0.36%
American Homes 4 Rent	1,488	141,384	0.36%
Corteva Inc	717	141,367	0.36%
Invitation Homes	(898)	139,919	0.35%
Klepierre	14,070	(138,771)	(0.35%)
Zoetis Inc	2,639	137,633	0.35%
Wheaton Precious Metal	(1,819)	135,144	0.34%
Veolia Environnement Ords	22,200	133,640	0.34%
Unibail-Rodamco-Westfield	557	(127,668)	(0.32%)
Franco Nev Corp Common (Canada)	7,821	125,152	0.31%
Anta Sports Products Ltd	3,462	121,454	0.31%
Clean Harbors	1,388	120,921	0.30%
Aroundtown Property Holdings S	2,116	118,669	0.30%
United Parcel Service - Cl B	(1,366)	(118,101)	(0.30%)
Casella Waste	3,676	116,427	0.29%
Eastgrp Prop	282	114,153	0.29%
HKD Cash	3,499	(111,910)	(0.28%)
Pool Corp	(1,035,928)	111,502	0.28%
Uber Technologies Inc	(395)	(110,821)	(0.28%)
Honeywell International Inc	(679)	(107,800)	(0.27%)
Duke Realty Corp	(742)	106,796	0.27%
Rexford Inl Rty	4,271	105,686	0.27%
Tag Immobilien Ag	1,960	105,615	0.27%
Mid Am Apt Comm	840	105,542	0.27%
Other Underlying Index Components *		2,943,199	7.43%
		$39,615,743	100.00%

* Largest 50 underlying components by market value at December 31, 2021 are listed.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statement of Assets and Liabilities (Unaudited)

December 31, 2021

Assets
Investments, at value (cost $42,258,981)	$42,596,606
Cash	5,411,752
Cash collateral for derivative instruments	21,105,084
Deposits with brokers for derivative instruments	18,353,855
Foreign currency, at value (cost $1,704,705)	1,726,390
Premiums paid for swaps	95,524
Unrealized appreciation on swaps	700,354
Unrealized appreciation on forward currency contracts	41,672
Receivables:
Investment securities sold	928,267
Dividend and tax reclaim receivable	3,175
Return of capital receivable	24
Fund shares sold	47,083
Prepaid expenses	17,236
Total Assets	91,027,022

Liabilities
Written options, at value (premiums received $581,067)	440,274
Premiums received from swaps	33,130
Unrealized depreciation on swaps	215,444
Payables:
Investment securities purchased	570,700
Interest payable
Fund shared redeemed	575,173
Due to Investment Adviser	38,372
Accrued Distribution fees	639
Other accrued expenses	58,189
Total Liabilities	1,931,921

Net Assets	$89,095,101

COMPONENTS OF NET ASSETS
Paid-in capital	$90,399,616
Distributable Earnings	(1,304,515)
Net Assets	$89,095,101

Institutional Class:
Net assets applicable to shares outstanding	$4,741,802
Shares outstanding (unlimited shares authorized with no par value)	526,849
Net Asset Value, Redemption Price and Offering Price Per Share	$9.00

Super Institutional Class:
Net assets applicable to shares outstanding	$84,353,299
Shares outstanding (unlimited shares authorized with no par value)	9,348,989
Net Asset Value, Redemption Price and Offering Price Per Share	$9.02

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statement of Operations (Unaudited)

For the Six Months Ended December 31, 2021

Investment Income

Dividend income (Net of foreign tax of $2,961)	$42,654
Interest	9,111
Total Investment Income	51,765

Expenses Management fees	462,625
Administration fees	95,960
Interest expense	46,362
Transfer agent fees	30,820
Legal fees	26,680
Custody fees	19,610
Audit fees	18,505
Registration fees	8,856
Trustees fees	7,363
Compliance fees	6,166
Miscellaneous expenses	3,250
Reports to shareholders	2,668
Insurance expense	1,365
Shareholder servicing fees	16
Total expenses	730,246
Less: Expense waived by the Adviser (Note 3)	(144,139)
Net expenses	586,107

Net Investment Loss	(534,342)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investments	(1,969,266)
Written options	2,985,297
Forward currency contracts	(847,020)
Futures contracts	(35,674)
Foreign currency	(646,324)
Swap contracts	465,838
Net realized loss	(47,149)
Net change in unrealized appreciation (depreciation) on:
Investments	(884,595)
Written options	144,852
Forward currency contracts	10,557
Futures contracts	(1,127,627)
Foreign currency	27,873
Swap contracts	282,730
Net change in unrealized appreciation (depreciation)	(1,546,210)

Net realized and unrealized loss on investments, written options, forward currency, futures contracts, foreign currency, and swap contracts	(1,593,359)

Net Decrease in Net Assets from Operations	$(2,127,701)

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months
	ended	For the Year
	December 31, 2021	ended
Operations	(Unaudited)	June 30, 2021
Net investment loss	$(534,342)	$(1,247,139)
Net realized gain (loss) on investments, written options, forward currency, futures contracts, foreign currency, and swap contracts	(47,149)	11,590,556
Net change in unrealized appreciation (depreciation) on investments, written options, forward currency, futures contracts, foreign currency, and swap contracts	(1,546,210)	1,243,233
Net increase (decrease) in net assets resulting from operations	(2,127,701)	11,586,650

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Institutional Class	(395,320)	(103,953)
Net dividends and distributions to shareholders - Super Institutional Class	(7,118,173)	(9,031,859)
Net decrease in net assets resulting from distributions paid	(7,513,493)	(9,135,812)

CAPITAL TRANSACTIONS
Proceeds from shares sold
Institutional Class	3,385,287	570,655
Super Institutional Class	1,678,831	6,414,893
Proceeds from reinvestment of distributions
Institutional Class	349,089	95,877
Super Institutional Class	7,054,812	7,100,516
Cost of units redeemed
Institutional Class	(572,730)	(60,877)
Super Institutional Class	(23,159,463)	(75,190,839)
Net decrease in net assets from capital transactions	(11,264,174)	(61,069,775)

Total decrease in net assets	(20,905,368)	(58,618,937)

Net Assets
Beginning of period	110,000,469	168,619,406
End of period	$89,095,101	$110,000,469

CAPITAL SHARE TRANSACTIONS
Institutional Class
Shares sold	348,577	57,262
Shares reinvested	39,136	10,265
Shares redeemed	(59,564)	(6,135)
Net increase in shares outstanding	328,149	61,392

Super Institutional Class
Shares sold	173,244	656,891
Shares reinvested	789,129	758,602
Shares redeemed	(2,377,710)	(7,754,550)
Net decrease in shares outstanding	(1,415,337)	(6,339,057)

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Institutional Class

For a capital share outstanding throughout the periods presented

	For the Six Months ended December 31, 2021 (Unaudited)		For the Year ended June 30, 2021	For the Year ended June 30, 2020	For the Year ended June 30, 2019	For the Year ended June 30, 2018	For the Year ended June 30, 2017
Net asset value, beginning of period	$10.01		$9.76	$8.99	$9.69	$9.73	$9.56

Income (loss) from investment operations:
Net investment loss (1)	(0.05)		(0.10)	(0.00)^	(0.03)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.15)		1.08	0.77	0.10	0.36	0.29
Total from investment operations	(0.20)		0.98	0.77	0.07	0.28	0.21

Less distributions:
From net investment income	(0.81)		(0.41)	—	(0.77)	(0.12)	(0.04)
From net realized gain on investments	—		(0.32)	—	—	(0.20)	—
Total distributions	(0.81)		(0.73)	—	(0.77)	(0.32)	(0.04)

Net asset value, end of period	$9.00		$10.01	$9.76	$8.99	$9.69	$9.73

Total return	-1.94	%(2)	10.58%	8.57%	1.09%	2.96%	2.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,742		$1,990	$1,340	$2,743	$1,438	$1,048
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.45	%(3)	1.32%	1.19%	1.24%	1.19%	1.19%
After fees waived by the Adviser (4)	1.14	%(3)	1.11%	1.09%	1.13%	1.06%	1.09%
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-1.35	%(3)	-1.19%	-0.11%	-0.46%	-0.97%	-0.97%
After fees waived by the Adviser (5)	-1.04	%(3)	-0.98%	-0.01%	-0.35%	-0.84%	-0.87%
Portfolio turnover rate (6)	2	%(2)	13%	88%	81%	11%	4%

^	Amount represents less than $0.01 per share.

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)	The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2017, June 30, 2018, June 30, 2019, June 30, 2020, June 30, 2021 and December 31, 2021, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.18%, 1.18%, 1.23%, 1.18%, 1.26% and 1.37%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.07%, 1.05%, 1.12%, 1.08%, 1.05% and 1.05%, respectively.

(5)	The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2017, June 30, 2018, June 30, 2019, June 30, 2020, June 30, 2021 and December 31, 2021, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -0.96%, - 0.96%, -0.45%, -0.10%, -1.14%, -1.28% and -1.26%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -0.85%, -0.83%, -0.34%, 0.00%, -0.93%, -0.99% and -0.96%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Financial Highlights

Super Institutional Class

For a capital share outstanding throughout the periods presented

	For the Six Months ended December 31, 2021 (Unaudited)		For the Year ended June 30, 2021	For the Year ended June 30, 2020	For the Year ended June 30, 2019	For the Year ended June 30, 2018	For the Year ended June 30, 2017
Net asset value, beginning of period	$10.03		$9.78	$9.00	$9.69	$9.73	$9.56

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.05)		(0.10)	0.02	(0.02)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.15)		1.08	0.76	0.10	0.36	0.29
Total from investment operations	(0.20)		0.98	0.78	0.08	0.28	0.21

Less distributions:
From net investment income	(0.81)		(0.41)	(0.00)^	(0.77)	(0.12)	(0.04)
From net realized gain on investments	—		(0.32)	—	—	(0.20)	—
Total distributions	(0.81)		(0.73)	(0.00)	(0.77)	(0.32)	(0.04)

Net asset value, end of period	$9.02		$10.03	$9.78	$9.00	$9.69	$9.73

Total return	-1.94	%(2)	10.60%	8.69%	1.21%	2.96%	2.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$84,353		$108,011	$167,280	$183,278	$178,578	$185,112
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.42	%(3)	1.29%	1.16%	1.17%	1.19%	1.17%
After fees waived by the Adviser (4)	1.14	%(3)	1.10%	1.06%	1.06%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets
Before fees waived by the Adviser (5)	-1.32	%(3)	-1.16%	0.07%	-0.35%	-0.97%	-0.95%
After fees waived by the Adviser (5)	-1.04	%(3)	-0.97%	0.17%	-0.24%	-0.84%	-0.84%
Portfolio turnover rate (6)	2	%(2)	13%	88%	81%	11%	4%

^	Amount represents less than $0.01 per share.

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)	The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2017, June 30, 2018, June 30, 2019, June 30, 2020, June 30, 2021 and December 31, 2021, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.15%, 1.18%, 1.16%, 1.15%, 1.24% and 1.33%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.05%, 1.05%, 1.05%, 1.05%, 1.05% and 1.05%, respectively.

(5)	The ratios of net investment income (loss) to average net assets include interest and brokerage expenses. For the periods ended June 30, 2017, June 30, 2018, June 30, 2019, June 30, 2020, June 30, 2021 and December 31, 2021, excluding interest and brokerage expenses, the ratios of net investment income (loss) to average net assets, before fees waived by the Adviser, were -0.93%, -0.96%, -0.34%, 0.08%, -1.12% and -1.23%, respectively. Excluding interest and brokerage expenses, the ratios of net investment income (loss) to average net assets, after fees waived by the Adviser, were -0.83%, -0.83%, -0.23%, 0.18%, -0.93% and -0.95%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited)

December 31, 2021

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The inception date of the Fund was July 31, 2015. The Fund currently offers two classes of shares, Institutional Class and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At December 31, 2021 the Fund’s investment in the Subsidiary represented 6.00% of the Fund’s net assets. The results from operations of the Subsidiary were as follows:

Net investment loss	$(14,457)
Net realized gain	1,364,413
Net change in unrealized appreciation (depreciation)	(1,066,091)
Net increase in net assets resulting from Operations	$283,865

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2021

At December 31, 2021, the investment held in the Subsidiary was $5,350,397; there were $425,297 of unrealized gains in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts. There were 235 futures contracts and 299 options contracts as detailed in the Consolidated Schedule of Investments.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2021

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type. When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy. Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

Dispersion warrants are valued using prices provided by the respective counterparty and are reviewed by the Adviser. These valuations are classified a Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2021:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Common Stocks	$5,430,847	$—	$—	$5,430,847
Preferred Stocks	2,504	—	—	2,504
Purchased Options and Warrants	409,947	1,471,150	—	1,881,097
Short-Term Investments	—	35,282,158	—	35,282,158
Total Investments	$5,843,298	$36,753,308	$—	$42,596,606

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Other Financial Instruments
Written Options	$(420,925)	$(19,349)	$—	$(440,274)
Forward Currency Contracts *	—	41,672	—	41,672
Futures Contracts *	423,466	—	—	423,466
Interest Rate Swaps *	—	352,349	—	352,349
Credit Default Swaps *	—	642	—	642
Total Return Swaps *	—	131,919	—	131,919
Total Other Financial Instruments	$2,541	$507,233	$—	$509,774

* Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Credit Default Swaps and Futures Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2021

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed income securities, interest rates, commodities, or currency exchange rates and related indexes. The Fund may also use these derivatives to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Additionally, the Fund may use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

Specific types of derivative instruments used by the Fund for the period ended December 31, 2021, include purchased options and warrants; written options; forward currency and futures contracts; and interest rate, inflation, credit default and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

Dispersion Warrants – The Fund makes investments in dispersion warrants as detailed in the Consolidated Statement of Investments. The final payout is calculated based on the volatility of a basket of underlying stocks compared to an established strike value for each constituent relative to the actual volatility of the overall index compared to an index strike value. The Fund pays a premium for each warrant. The Fund will recognize a gain if the dispersion calculation results in a payment greater than the premium paid. Otherwise, the Fund will recognize a realized loss at maturity. The amount of loss is limited to the amount of premium paid.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2021

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract. A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future. The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increases or decreases depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.

The Fund enters into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

The Fund invests in inflation swaps. The two parties exchange the return based on an inflation index for a fixed coupon payment. The value of the Fund’s position changes based on the change in the underlying inflation index value.

The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2021

Changes in value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of December 31, 2021:

Consolidated Statement of Assets and Liabilities Location

	Assets
Risk Exposure Category	Investments (1)	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swaps	Unrealized Appreciation on Futures (2)
Interest rate	$—	$—	$395,872	$466,593
Credit	—	—	4,681	—
Currency	621,963	41,672	—	22,830
Equity	543,311	—	278,442	406,891
Commodity	91,425	—	21,359	484,604
Volatility	624,398	—	—	8,969
Total	$1,881,097	$41,672	$700,354	$2,899,341

	Liabilities
Risk Exposure Category	Written Options	Unrealized Depreciation on Swaps	Unrealized Depreciation on Futures (2)
Interest rate	$—	$(43,523)	$(477,619)
Credit	—	(4,039)	—
Currency	(19,349)	—	(164,920)
Equity	(241,875)	(167,882)	(177,706)
Commodity	(53,860)	—	(145,942)
Volatility	(125,190)	—	(234)
Total	$(440,274)	$(215,444)	$(966,421)

(1)	Includes purchased options and warrants.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2021

(2) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments. The variation margin is captured in the deposits with brokers for derivative instruments in the Fund’s Consolidated Statement of Assets and Liabilities.

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended December 31, 2021:

Amount of Realized Gain / (Loss) on Derivatives

Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$(377,274)	$460,509	$—	$(1,518,667)	$(690,516)	$(2,125,948)
Commodity	(448,859)	776,568	—	1,115,834	24,242	1,467,785
Credit	—	—	—	—	82,283	82,283
Currency	(606,225)	86,000	(847,020)	(178,258)	—	(1,545,503)
Equity	(742,255)	595,157	—	1,389,320	1,049,829	2,292,051
Volatility	45,819	1,067,063	—	(843,903)	—	268,979
Total	$(2,128,794)	$2,985,297	$(847,020)	$(35,674)	$465,838	$439,647

Change in Unrealized Gain / (Loss) on Derivatives

Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$72,721	$(3,394)	$—	$681,784	$384,470	$1,135,581
Credit	—	—	—	—	(1,335)	(1,335)
Currency	(301,142)	18,120	10,557	(3,687)	—	(276,152)
Equity	(204,747)	(90,181)	—	(1,392,087)	(130,400)	(1,817,415)
Commodity	(698,941)	183,946	—	(416,879)	29,995	(901,879)
Volatility	(95,843)	36,361	—	3,242	—	(56,240)
Total	$(1,227,952)	$144,852	$10,557	$(1,127,627)	$282,730	$(1,917,440)

(1)	Includes purchased options and warrants.

(2)	Includes inflation risk

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2021

The average monthly volume of derivative instruments held by the Fund during the period ended December 31, 2021 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Credit default swaps	Notional Amount	$6,136,745
Interest rate swaps *	Notional Amount	$40,938,230
Total return swaps – Long	Notional Amount	$10,383,399
Total return swaps – Short	Notional Amount	$(45,621,137)
Forward currency contracts	Notional Amount	$124,743,213
Futures – Long	Notional Amount	$12,049
Futures – Short	Notional Amount	$(306)
Purchased options and warrants	Contracts	107,019
Purchased currency options	Notional Amount	$855,143
Purchased barrier options	Notional Amount	$479,293
Written options	Contracts	(2,303)
Written currency options	Notional Amount	$(34,010)

* Includes inflation swaps

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2021

The following tables set forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2021:

				Gross Amounts not offset in the
		Gross Amounts	Net Amounts	Consolidated Statement of Assets
		Offset in the	Presented in the	and Liabilities
	Gross Amounts	Consolidated	Consolidated		Cash
	of Recognized	Statement of	Statement of	Offsetting	Collateral
	Assets and	Assets &	Assets &	Derivative	Pledged	Net
Counterparty	(Liabilities)	(Liabilities)	(Liabilities)	Position	(Received)(1)	Amount
Assets:
Purchased Options and Warrants
Barclays	$17,225	$—	$17,225	$—	$—	$17,225
BNP Paribas S.A.	389,872	—	389,872	—	—	389,872
Citigroup	270,154	270,154	270,154
Goldman Sachs	31,841	—	31,841	—	—	31,841
J.P. Morgan Chase	651,456	—	651,456	(19,349)	—	632,107
Morgan Stanley	520,549	—	520,549	(420,925)	—	99,624
Futures Contracts (2)
J.P. Morgan Chase	552	(552)	—	—	—	—
Morgan Stanley	1,389,335	(961,324)	428,011	—	—	428,011
Forward Contracts
J.P. Morgan Chase	312,529	(270,857)	41,672	—	—	41,672
Swaps Contracts
Barclays	10,541	—	10,541	(2,100)	—	8,441
Citigroup	29,046	—	29,046	(14,384)	—	14,662
Goldman Sachs	46,618	—	46,618	(46,618)	—	—
J.P. Morgan Chase	458,191	—	458,191	(134,494)	—	323,697
Morgan Stanley	155,958	—	155,958	(2,958)	—	153,000
	$4,283,867	$(1,232,733)	$3,051,134	$(640,828)	$—	$2,410,306

Liabilities:
Written Options
J.P. Morgan Chase	$(19,349)	$—	$(19,349)	$19,349	$—	$—
Morgan Stanley	(420,925)	—	(420,925)	420,925	—	—
Futures Contracts (2)
J.P. Morgan Chase	(5,097)	552	(4,545)	—	4,545	—
Morgan Stanley	(961,324)	961,324	—	—	—	—
Forward Contracts
J.P. Morgan Chase	(270,857)	270,857	—	—	—	—
Swaps Contracts
Barclays	(2,100)	—	(2,100)	2,100	—	—
Citigroup	(14,384)	—	(14,384)	14,384	—	—
Goldman Sachs	(61,508)	—	(61,508)	46,618	14,890	—
J.P. Morgan Chase	(134,494)	—	(134,494)	134,494	—	—
Morgan Stanley	(2,958)	—	(2,958)	2,958	—	—
	$(1,892,996)	$1,232,733	$(660,263)	$640,828	$19,435	$—

(1)	Any over-collateralization of total financial instruments or cash is not shown.
(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund Notes to Consolidated Financial Statements (Unaudited) (Continued) December 31, 2021

(c)    Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d)    Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e)    Foreign currency translation

Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of December 31, 2021, the Fund held foreign currency.

Fulcrum Diversified Absolute Return Fund Notes to Consolidated Financial Statements (Unaudited) (Continued) December 31, 2021

(f)    Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g)    Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)    Restricted Cash & Deposits with Broker

At December 31, 2021, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On December 31, 2021, the Fund had pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amount Pledged (1)	Deposits with Brokers
Barclays	$—	$260,000
Citibank, N.A.	730,000	—
Goldman Sachs	860,000	—
J.P. Morgan Chase	1,665,084	1,024,453
Morgan Stanley	17,850,000	17,069,402
Total	$21,105,084	$18,353,855

(1)	Excludes non-pledged cash or collateral held by broker.

Fulcrum Diversified Absolute Return Fund Notes to Consolidated Financial Statements (Unaudited) (Continued) December 31, 2021

(i)    Cash – Concentration in Uninsured Cash

For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2021, the Fund held $5,161,752 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”); $10,000 as deposits with broker at Barclays; $774,453 as deposits with broker at J.P. Morgan Chase; and $16,819,402 as deposits with broker at Morgan Stanley that exceeded the FDIC insurance limit.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at an annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.05%, of average daily net assets for both the Institutional and Super Institutional Classes, excluding any shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At December 31, 2021, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Amount	Expiration
$87,268	June 30, 2022
181,991	June 30, 2023
244,853	June 30, 2024
144,139	December 31, 2024
$658,251

Fulcrum Diversified Absolute Return Fund Notes to Consolidated Financial Statements (Unaudited) (Continued) December 31, 2021

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. For the period ended December 31, 2021, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and fund accounting	$95,960
Compliance Services	$6,166
Custody	$19,610
Transfer Agency	$30,820

At December 31, 2021, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody, transfer agency fees to U.S. Bank in the following amounts:

Administration and fund accounting	$31,143
Compliance Services	$2,047
Custody	$6,253
Transfer Agency	$10,626

The above payable amounts are included in other accrued expenses in the Consolidated Statement of Assets and Liabilities.

The Independent Trustees were paid $7,363 for their services during the period ended December 31, 2021. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Distribution Plan

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources.

Note 5 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended December 31, 2021, were as follows:

Purchases	$785,404
Sales	$1,069,571

Fulcrum Diversified Absolute Return Fund Notes to Consolidated Financial Statements (Unaudited) (Continued) December 31, 2021

Note 6 – Federal Income Tax Information

At June 30, 2021, the components of distributable earnings for income tax purposes were as follows:

	Investments	Written Options	Foreign Currencies	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Tax cost of Investments	$51,563,767	$(682,026)	$1,578,307	$(122,058)	$839,743	$202,180	$53,379,913
Unrealized Appreciation	1,915,010	11,767	3,156	160,994	829,021	—	2,919,948
Unrealized Depreciation	(695,305)	—	(9,344)	(7,821)	(117,671)	—	(830,141)
Net unrealized appreciation (depreciation)	1,219,705	11,767	(6,188)	153,173	711,350	—	2,089,807
Undistributed Ordinary Income	7,513,986	—	—	—	—	—	7,513,986
Other accumulated gain	(1,267,114)	—	—	—	—	—	(1,267,114)
Total distributable earnings	$7,466,577	$11,767	$(6,188)	$153,173	$711,350	$—	$8,336,679

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2021, permanent differences in book and tax accounting have been reclassified to capital, and distributable earnings as follows:

Distributable Earnings	Paid In Capital
$ (2,325,244)	$ 2,325,244

The tax character of distributions paid during six months ended December 31, 2021, and the year ended June 30, 20201were as follows:

	Six Months ended	Year ended
Distributions Paid From:	December 31, 2021	June 30, 2021
Ordinary Income	$7,513,493	$7,747,458
Long-Term Capital Gains	—	1,388,354
Total Distributions Paid	$7,513,493	$9,135,812

Fulcrum Diversified Absolute Return Fund Notes to Consolidated Financial Statements (Unaudited) (Continued) December 31, 2021

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2021, the Fund had no late-year losses and $1,272,918 in post-October losses.

At June 30, 2021, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Note 7 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to December 31, 2021 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 9 – COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 10 – New Accounting Pronouncement

ASU 2020-04. In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s consolidated financial statements and various filings.

Fulcrum Diversified Absolute Return Fund Notes to Consolidated Financial Statements (Unaudited) (Continued) December 31, 2021

Rule 18f-4. On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Rule 2a-5. In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022.

Fulcrum Diversified Absolute Return Fund Additional Information (Unaudited) December 31, 2021

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-855-538-5278 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC- 0330.

Approval of Investment Advisory Agreement

At a meeting held on August 12 and 13, 2021, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Fulcrum Asset Management, LLC (the “Adviser”), for the Fulcrum Diversified Absolute Return Fund (the “Fund”).

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

Fulcrum Diversified Absolute Return Fund Additional Information (Unaudited) (Continued) December 31, 2021

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, chief compliance officer and compliance record, and its disaster recovery/business continuity plan, including how the Adviser has operated through the COVID-19 pandemic. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the year it had met with the Adviser to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

•	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable account managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer group median/average for the year-to-date, three-year, and five-year periods as of June 30, 2021 and performed in line with its peer group median/average for the one-year period as of June 30, 2021. The Board also considered that the Fund had outperformed its benchmark index and the Adviser’s comparable account for the one-year, three-year, five-year and since inception periods as of June 30, 2021. The Board evaluated this information in the context of the Fund’s aim to achieve long-term absolute returns in all market conditions over rolling five-year periods.

•	The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Fund’s classes. The Board noted that the Fund’s advisory fee and net expense ratio were lower than its peer group median/average. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser was within the rage of advisory fees charged to comparable funds and concluded that such fee was fair and reasonable.

•	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to maintain its caps on Fund expenses. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Fulcrum Diversified Absolute Return Fund Additional Information (Unaudited) (Continued) December 31, 2021

•	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing The Adviser’s profitability, the Trustees reviewed The Adviser’s financial information that was provided in the August meeting materials and took into account both the direct and indirect benefits to The Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Funds’ Board has designated a Liquidity Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund’s liquidity risk, which is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in a Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means.

The Funds’ Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No liquidity events impacting either of the Funds were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London W1H 5BT
United Kingdom

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
                    Christopher E. Kashmerick, President

Date        3/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
                    Christopher E. Kashmerick, President

Date        3/07/2022

By /s/ Russell B. Simon
                   Russell B. Simon, Treasurer

Date        3/07/2022